Long-term debt - Summary of Long-Term Debt (Details) $ in Millions	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Total long-term debt due within one year	$ (837)			$ (525)
Total long-term debt	$ 22,415		$ 21,771	19,760
1997 trust indenture | Weighted Average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2019	3.82%	3.82%
1976 trust indenture | Weighted Average
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WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2019	9.54%	9.54%
2011 trust indenture | Weighted Average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2019	4.00%	4.00%
2016 U.S. trust indenture
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 1,750,000,000			$ 1,150,000,000
2016 U.S. trust indenture | Weighted Average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2019	4.41%	4.41%
1996 trust indenture (subordinated) | Weighted Average
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WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2019	8.21%	8.21%
Lease liabilities | Weighted Average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2019	5.11%	5.11%
Finance leases | Weighted Average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2019
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Total debt	$ 23,300			20,324
Gross carrying amount | 1997 trust indenture
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Total debt	14,500			14,750
Gross carrying amount | 1976 trust indenture
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Total debt	1,100			1,100
Gross carrying amount | 2011 trust indenture
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Total debt	225			225
Gross carrying amount | 2016 U.S. trust indenture
Disclosure of detailed information about borrowings [line items]
Total debt	2,273			1,569
Gross carrying amount | 1996 trust indenture (subordinated)
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Total debt	275			275
Gross carrying amount | Lease liabilities
Disclosure of detailed information about borrowings [line items]
Total debt	4,599			0
Gross carrying amount | Finance leases
Disclosure of detailed information about borrowings [line items]
Total debt	0			2,097
Total long-term debt due within one year	(775)			(466)
Gross carrying amount | Other
Disclosure of detailed information about borrowings [line items]
Total debt	328			308
Net unamortized premium
Disclosure of detailed information about borrowings [line items]
Total debt	(15)			(21)
Unamortized debt issuance costs
Disclosure of detailed information about borrowings [line items]
Total debt	$ 63			$ 60